Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Rental Expense
For the year ending	Amount
December 31, 2013	$49,231
December 31, 2014	$49,231
December 31, 2015	$49,231
December 31, 2016	$49,231
December 31, 2017	$36,923
Total	$233,847

Charter Hire
For the year ending	Amount
December 31, 2013	$31,364,420
December 31, 2014	4,427,843
Total	$35,792,263

Newbuilding Commitments
For the year ending	Amount
December 31, 2013	$24,187,925
December 31, 2014	91,203,619
Total	$115,391,544